Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000210577
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Institutional Class Shares
Account Value	$ 1,000,000	$ 3,956,182	$ 3,093,990	$ 2,682,426	$ 3,154,861	$ 2,393,130	$ 1,870,940	$ 1,695,541	$ 1,355,878	$ 1,124,860	$ 1,144,533
C000210578
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Investor Class Shares
Account Value	$ 10,000	38,593	30,256	26,285	31,010	23,579	18,476	16,789	13,462	11,188	11,417
C000210586
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Institutional Class Shares
Account Value	$ 1,000,000	1,381,900	1,241,170	1,216,266	1,257,818	1,177,173	1,170,181	1,112,464	1,094,896	1,056,573	1,015,771
C000210587
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Investor Class Shares
Account Value	$ 10,000	13,467	12,139	11,925	12,363	11,599	11,548	11,016	10,869	10,514	10,133
C000210574
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Institutional Class Shares
Account Value	$ 1,000,000	1,544,623	1,387,813	1,317,850	1,402,749	1,262,413	1,240,253	1,182,571	1,137,533	1,042,848	1,014,536
C000210575
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Investor Class Shares
Account Value	$ 10,000	15,060	13,561	12,922	13,775	12,439	12,251	11,710	11,292	10,376	10,119
C000210579
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Institutional Class Shares
Account Value	$ 1,000,000	1,187,381	1,110,356	1,098,858	1,150,561	1,130,030	1,088,009	1,051,007	1,042,698	1,027,478	1,013,015
C000210580
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Investor Class Shares
Account Value	$ 10,000	11,590	10,869	10,772	11,318	11,144	10,746	10,407	10,350	10,224	10,105
C000210584
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Municipal Bond Fund, Institutional Class Shares
Account Value	$ 1,000,000	1,194,113	1,173,693	1,168,343	1,202,502	1,170,133	1,129,890	1,071,127	1,068,399	1,068,418	1,025,172
C000210583
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Municipal Bond Fund, Investor Class Shares
Account Value	$ 10,000	11,651	11,485	11,449	11,825	11,525	11,157	10,604	10,605	10,631	10,216
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 1,000,000	3,351,876	2,758,701	2,442,448	2,622,618	1,900,918	1,696,725	1,571,035	1,352,137	1,166,137	1,112,351
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 10,000	33,519	27,587	24,424	26,226	19,009	16,967	15,710	13,521	11,661	11,124
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 1,000,000	1,172,680	1,115,764	1,154,652	1,270,473	1,279,452	1,161,858	1,074,990	1,083,660	1,089,267	1,028,241
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 1,000,000	1,172,680	1,115,764	1,154,652	1,270,473	1,279,452	1,161,858	1,074,990	1,083,660	1,089,267	1,028,241
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 1,000,000	1,172,680	1,115,764	1,154,652	1,270,473	1,279,452	1,161,858	1,074,990	1,083,660	1,089,267	1,028,241
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 1,000,000	1,276,168	1,230,125	1,218,808	1,309,530	1,267,820	1,203,341	1,121,412	1,110,379	1,107,538	1,035,627
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 10,000	12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356
Russell 1000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD)
Account Value	$ 1,000,000	4,530,574	3,569,204	3,042,562	3,454,593	2,527,545	1,946,708	1,756,585	1,429,944	1,211,287	1,160,821
Russell 1000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD)
Account Value	$ 10,000	45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value	$ 1,000,000	1,422,203	1,307,295	1,287,269	1,431,346	1,352,360	1,252,023	1,153,392	1,142,341	1,077,583	1,010,179
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value	$ 10,000	14,222	13,073	12,873	14,313	13,524	12,520	11,534	11,423	10,776	10,102
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Account Value	$ 10,000	14,222	13,073	12,873	14,313	13,524	12,520	11,534	11,423	10,776	10,102
Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value	$ 1,000,000	1,171,042	1,106,545	1,110,767	1,164,863	1,159,926	1,095,239	1,040,877	1,046,542	1,042,602	1,016,817
Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value	$ 10,000	$ 11,710	$ 11,065	$ 11,108	$ 11,649	$ 11,599	$ 10,952	$ 10,409	$ 10,465	$ 10,426	$ 10,168